Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-40536
Entity Registrant Name	ACURX PHARMACEUTICALS, INC.
Entity Central Index Key	0001736243
Entity Tax Identification Number	82-3733567
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	259 Liberty Avenue
Entity Address, City or Town	Staten Island
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10305
City Area Code	917
Local Phone Number	533-1469
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ACXP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false